Segment reporting	12 Months Ended
Mar. 31, 2024
Disclosure of segment reporting [Abstract]
Segment reporting
30.	Segment reporting

The operating segments of the Group has been reclassified in the Financial Year with effect from April 1, 2021 pursuant to the business reorganization done in the 2020-21 pursuant to Business Transfer Agreement (BTA) dated January 28, 2021. Consequently, Group's operating segments are as follows:

a. Network Connectivity services	Consists of domestic data, international data, wholesale voice

b. Data Center Services	Consists of co-location services, cross connects and other allied managed services

c. Digital Services	Consists of Cloud and Managed Services, Network Managed Services, Applications Integration Services, Technology Integration Services

Network-
Connectivity

The Network services consist of network services addressing the domestic connectivity needs of Indian enterprises and international inward and outward connectivity needs of International Enterprises. The services include a comprehensive range of Internet protocol based Virtual Private Network, offerings, including intranets, extranets, and remote access applications to both small and large corporate customers. The Group provides MPLS-enabled IP VPN’s through entire network. The Group also provides last mile connectivity to customers.

The cable landing station and investment in submarine cable consortium are other assets extended to international partners for international inward and outward connectivity needs. The cable landing station currently lands 2 major submarine cables; namely Gulf Bridge International (GBI) and the Middle Eastern and North African cable (MENA)

Data Center services
:
The Group operates 12 Concurrently Maintainable Data Centers, of which six are located in Mumbai (Bombay), one each at Noida (Delhi), Chennai (Madras), Bengaluru, Kolkata and Hyderabad to host mission-critical applications. The Group offers co-location services which allow customers to bring in their own rack-mountable servers and house them in shared racks or hire complete racks, and even rent ‘secure cages’ at the hosting facility as per their application requirements. It also offers a wide variety of managed hosting services, such as storage, back-up and restoration, performance monitoring and reporting hardware and software procurement and configuration and network configuration under this business line.

Digital services
:

The Group offers following services under Digital Services segment:

On-demand hosting (cloud) services offer end-customers with the solutions to Enterprises. On-demand cloud services giving companies the option to “pay as you go” basis.

Remote and Onsite Infrastructure Management services which provide management and support of customer operating systems, applications, and database layers.

Network Operations Center (NOC) services, managed SDWAN and managed Wi-Fi solutions.

Data Centre Build, Network Integration, Information security and End User computing.

Web-applications which include sales force automation, supply chain management, intranet and extranets, workflow engine and knowledge management systems.

Online portals, such as
www.sify.com
with content on technology and food (Sify Bawarchi). The Group also offers value-added services to organizations such as website design, development, content management, digital certification services, Online assessment tools, search engine optimization, including domain name management, secure socket layer (SSL) certificate for websites, and server space in required operating system and database. It provides messaging and collaboration services and solutions such as e-mail servers, LAN mail solutions, anti-spam appliances, bulk mail services, instant messaging, and also offer solutions and services to enable data and access security over the Internet, Infrastructure-based services on demand, including on-line testing engine and network management. On-line testing services include test management software, required servers and proctored examination facilities at Sify’s franchisee points. On-line exam engine offered allows a secure and flexible way of conducting examinations involving a wide range of question patterns.

The Chief Operating Decision Maker (“CODM”), i.e., The Board of Directors and the senior management, evaluate the Group’s performance and allocate resources to various strategic business units that are identified based on the products and services that they offer and on the basis of the market served. The measure of profit / loss reviewed by the CODM is “Earnings/loss before interest, taxes, depreciation and amortization” also referred to as “segment operating income / loss”. Revenue in relation to segments is categorized based on items that are individually identifiable to that segment.

Bandwidth costs, which form a significant part of the total expenses, is allocated to Network Services. Manpower costs of Technology resources rendering services to support Infrastructure operations, Managed services and Application services, are identified to respective operating segments specifically. The Group believes that the resulting allocations are reasonable.

Certain expenses, such as depreciation, technology infrastructure and administrative overheads, which form a significant component of total expenses, are not allocable to specific segments as the underlying services are used interchangeably. Management believes that it is not practical to provide segment disclosure of these expenses and, accordingly, they are separately disclosed as “unallocated” and adjusted only against the total income of the Group.

A significant part of the Property, plant and equipment used in the Group’s business are not identifiable exclusively to any of the reportable segments and can be used interchangeably between segments. Management believes that it is not feasible to provide segment disclosures relating to total assets since a meaningful segregation of the available data is onerous.

The Group’s operating segment information for the years ended March 31, 2024, 2023 and 2022 are presented below:

Year ended March 31, 2024

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	14,661,136	11,053,956	9,918,830	35,633,922
Intersegment Revenues	-	87,753	221,461	309,214
Operating expenses*	(12,319,398)	(6,425,331)	(10,104,912)	(28,849,641)
Intersegment Expenses	(251,796)	-	(57,418)	(309,214)
Segment operating income / (loss)	2,089,942	4,716,378	(22,039)	6,784,281
Unallocated expenses:
Support Service Unit Costs				(192,902)
Depreciation and amortization				(4,773,414)
Other income / (expense), net				184,613
Finance income				337,723
Finance expenses*				(1,988,262)
Profit / (loss) before tax				352,039
Income tax (expense) / benefit				(183,100)
Profit / (loss) for the year				168,939

*Bank charges of ₹ 164,980 ($ 1,979) have been allocated to respective segments in operating expenses

Year ended March 31, 2023

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	13,290,510	10,125,610	9,987,606	33,403,726
Intersegment Revenues	-	87,749	219,754	307,503
Operating expenses*	(11,125,798)	(6,085,634)	(9,899,113)	(27,110,545)
Intersegment Expenses	(250,085)	-	(57,418)	(307,503)
Segment operating income / (loss)	1,914,627	4,127,725	250,829	6,293,181
Unallocated expenses:
Support Service Unit Costs				(149,607)
Depreciation and amortization				(3,971,865)
Other income / (expense), net				131,840
Finance income				222,905
Finance expenses*				(1,505,433)
Profit / (loss) before tax				1,021,021
Income tax (expense) / benefit				(346,499)
Profit / (loss) for the year				674,522

*Bank charges of ₹ 147,089 ($ 1,789) ha
ve
been allocated to respective segments in operating expenses

Year ended March 31, 2022

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

Segment revenue	12,011,178	7,494,395	7,520,102	27,025,675
Intersegment Revenues	-	87,753	220,468	308,221
Allocated segment expenses	9,880,381	4,297,871	6,702,094	20,880,346
Intersegment Expenses	(250,803)	-	(57,418)	(308,221)
Segment operating income / (loss)	1,879,994	3,284,277	981,058	6,145,329
Unallocated expenses:
Support Service Unit Costs				(105,285)
Depreciation and amortization				(3,298,047)
Other income / (expense), net				130,728
Finance income				73,577
Finance expenses				(1,098,096)
Profit / (loss) before tax				1,848,206
Income tax (expense) / benefit				(590,261)
Profit / (loss) for the year				1,257,945

Geographic segments

The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2024	33,304,005	2,329,917	35,633,922
Year ended March 31, 2023	27,349,352	6,054,374	33,403,726
Year ended March 31, 2022	22,399,400	4,626,275	27,025,675

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

During the year under review revenue from one customer of the Group's Data center services segment is ₹ 4,171 million which is more than 10% of the Group's total revenue.